Schedule of options outstanding and exercisable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of outstanding options, beginning balance	1,107,084	1,456,125
Grant date fair value outstanding, beginning balance	$ 851,860	$ 1,001,265
Number of options, Forfeited	(186,875)	(349,042)
Grant date fair value, Forfeited	$ (76,219)	$ (149,405)
Number of options, Granted	1,885,625
Grant date fair value, Granted	$ 7,590,933
Number of options, Regranted	476,875
Grant date fair value, Regranted	$ 2,125,883
Number of options, Cancelled	(610,625)
Grant date fair value, Cancelled	$ (496,805)
Number of outstanding options, ending balance	2,672,084	1,107,084
Grant date fair value outstanding, ending balance	$ 9,995,653	$ 851,860